Capital Management and Solvency - Summary of Capital Ratios of Aegon's Operating Units (Detail)	Dec. 31, 2023	Dec. 31, 2022
United States [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Risk based capital ratio	432.00%	425.00%
United Kingdom [member]
Disclosure In Tabular Form Of Capital Ratios Of Operating Units [Line Items]
Equitable solvency two ratio	187.00%	169.00%